Share-based awards and other equity instruments - Schedule of RSU Activity (Details)	12 Months Ended
Dec. 31, 2025 € / shares shares
Weighted average grant date fair value
Shares withheld for tax withholding obligation (in shares)	17,930
RSUs
RSUs
Beginning balance (in shares)	3,976,800
Granted (in shares)	5,574,525
Vested (in shares)	3,156,875
Cancelled (in shares)	472,425
Ending balance (in shares)	5,922,025
Weighted average grant date fair value
Beginning balance (in Euro per share) | € / shares	€ 0.63
Granted (in Euro per share) | € / shares	0.70
Vested (in Euro per share) | € / shares	0.73
Cancelled (in Euro per share) | € / shares	0.67
Ending balance (in Euro per share) | € / shares	€ 0.63
Weighted average remaining time to vest	1 year
Shares withheld for tax withholding obligation (in shares)	1,616,275